                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1450 Brickell Avenue
         31st Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA          February 11, 2011
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      24
Form 13F Information Table Value Total: 218,076 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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Brightpoint Capital Partners Master Fund, L.P.
FORM 13F

                       31-Dec-10

                                                                                                    Voting Authority
                             Title of                    Value  Shares/ Sh/ Put/ Invstmt  Other   -------------------
Name of Issuer                 class        CUSIP      (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
---------------------------- -------- ---------------- -------- ------- --- ---- ------- -------- ------- ------ ----
Amdocs Ltd                   COM          G02602103        5577  203031 SH       Sole              203031
Arris Group Inc              COM          04269Q100        7508  669182 SH       Sole              669182
Bank of New York Mellon Corp COM          064058100        6390  211594 SH       Sole              211594
Cadence Design System Inc    COM          127387108        5794  701460 SH       Sole              701460
CoreLogic Inc                COM          21871D103       10397  561373 SH       Sole              561373
Covidien plc                 SHS          G2554F105        8295  181659 SH       Sole              181659
Donnelley R R & Sons Co      COM          257867101       10523  602359 SH       Sole              602359
Fidelity Nat'l Info          COM          31620M106        3995  145869 SH       Sole              145869
First Amern Finl Corp        COM          31847R102        5754  385129 SH       Sole              385129
Hanesbrands Inc              COM          410345102        9409  370418 SH       Sole              370418
Hartford Finl Svcs Group Inc W            416515120        3276  182977 SH       Sole              182977
Information Services Group I W            45675Y112           5  766100 SH       Sole              766100
JDA Software Group Inc       COM          46612K108       10650  380372 SH       Sole              380372
Lear Corp                    COM NEW      521865204        8858   89738 SH       Sole               89738
Microsoft Corp               COM          594918104        8461  303156 SH       Sole              303156
NCR Corp New                 COM          62886E108        9094  591673 SH       Sole              591673
Omnicare Inc                 COM          681904108        8862  349046 SH       Sole              349046
Ralcorp Hldgs Inc New        COM          751028101       10092  155237 SH       Sole              155237
Rent A Ctr Inc New           COM          76009N100        9323  288810 SH       Sole              288810
SPDR S&P 500 ETF TR          TR UNIT      78462F103       54651  434600 SH       Sole              434600
Supervalu Inc                COM          868536103        6921  718733 SH       Sole              718733
Tellabs Inc                  COM          879664100        4222  622706 SH       Sole              622706
Verisign Inc                 CALL         92343E902          75    9375 SH       Sole                9375
Western Digital Corp         COM          958102105        9944  293348 SH       Sole              293348